BALANCE SHEET (Parenthetical) - $ / shares	Sep. 30, 2024	Jul. 31, 2024	Jul. 30, 2024	Dec. 31, 2023
Common stock par value	$ 0.0001		$ 0.001	$ 0.001
Ordinary shares, shares authorized (in shares)	210,000,000		6,594,946	6,594,946
Ordinary shares, shares issued (in shares)	14,535,136			786,510
Common stock, shares outstanding	14,535,136	13,387,636		779,908
Previously Reported
Common stock par value				$ 0.0001
Ordinary shares, shares authorized (in shares)				1,000
Ordinary shares, shares issued (in shares)				1
Common stock, shares outstanding				1